Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of changes in intangible assets

	Balance at 12.31.2022	Additions	Impairment	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Deconsolidation Éxito (*)	Balance at 12.31.2023

Goodwill	541	-	-	-	-	-	19	-	(19)	541
Tradename	5	6	-	-	(5)	-	312	-	(318)	-
Commercial rights (note 15.2)	48	-	-	-	-	-	(1)	-	-	47
Software	1,073	151	-	(275)	(4)	-	14	133	(28)	1,064
	1,667	157	-	(275)	(9)	-	344	133	(365)	1,652
Lease-right of use:
Right of use Paes Mendonça	305	-	-	(32)	(60)	97	-	-	-	310
Software	14	-	-	(3)	-	-	-	-	-	11
	319	-	-	(35)	(60)	97	-	-	-	321
Total	1,986	157	-	(310)	(69)	97	344	133	(365)	1,973

(*)	See Note nº 1.2

	Balance at 12.31.2021	Additions	Impairment	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Assets held for sale or distribution (*)	Balance at 12.31.2022

Goodwill	729	-	-	-	-	-	(40)	-	(148)	541
Tradename	3,385	-	(19)	-	-	-	(686)	-	(2,675)	5
Commercial rights (note 15.2)	54	-	-	(4)	-	-	-	4	(6)	48
Software	1,144	230	-	(268)	(2)	-	(28)	125	(128)	1,073
	5,312	230	(19)	(272)	(2)	-	(754)	129	(2,957)	1,667
Lease-right of use:
Right of use Paes Mendonça	413	-	-	(47)	(78)	20	-	(3)	-	305
Software	28	-	-	(3)	(11)	-	-	-	-	14
	441	-	-	(50)	(89)	20	-	(3)	-	319
Total	5,753	230	(19)	(322)	(91)	20	(754)	126	(2,957)	1,986

(*)	See Note nº 1.2

Schedule of intangible assets

	Balance at 12.31.2023			Balance at 12.31.2022
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net

Goodwill	541	-	541	541	-	541
Tradename	-	-	-	5	-	5
Commercial rights (note 15.2)	49	(2)	47	49	(1)	48
Software	2,376	(1,312)	1,064	2,116	(1,043)	1,073
	2,966	(1,314)	1,652	2,711	(1,044)	1,667
Lease-right of use:
Right of use Paes Mendonça(*)	514	(204)	310	478	(173)	305
Software	120	(109)	11	120	(106)	14
	634	(313)	321	598	(279)	319
Total intangibles	3,600	(1,627)	1,973	3,309	(1,323)	1,986

(*)	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.

Schedule of reconciliation of additions to intangible assets

	2023	2022

Additions	157	230
Intangible assets financing - Addition	-	(2)
Total	157	228